Fees Summary	Sep. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 960,000
Previously Paid Amount	0.00
Total Fee Amount	141.70
Total Offset Amount	0.00
Net Fee	141.70
Narrative - Max Aggregate Offering Price	$ 960,000
Final Prospectus	true